Restatement	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Restatement

13. Restatement

The Company has restated its financial statements as at June 30, 2013 and for the three and six months then ended. These financial statements have been restated to reflect a write-down of the technology intellectual property (and corresponding adjustment to amortization) and adjustment to the fair value of shares issued for the technology intellectual property. The Company also corrected the accounting for the modification of related party debt. These restatements resulted in an increase in net loss per share from $0.04 to $0.44 for the six months ended June 30, 2013 and a decrease from $0.02 to $0.01 for the three months ended June 30, 2013.

Balance sheet

	As at June 30, 2013
	As reported $	Adjustment $	As restated $

Assets

Current assets

Cash	2,413	—	2,413
Accounts receivable	82,800	—	82,800
Loans receivable	28,620	—	28,620

Total current assets	113,833	—	113,833

Technology intellectual property	9,774,862	(9,745,414)	29,448
Property and equipment	1,682	—	1,682
Goodwill	1,352,212	—	1,352,212

Total assets	11,242,589	(9,745,414)	1,497,175

Liabilities

Current liabilities

Accounts payable	581,294	—	581,294
Accrued liabilities	132,339	—	132,339
Loans payable	673,624	—	673,624
Due to related parties	332,404	—	332,404

Total current liabilities	1,719,661	—	1,719,661

Convertible debt, net of unamortized discount	8,038,096	(249,451)	7,788,645

Total liabilities	9,757,757	(249,451)	9,508,306

Stockholders’ equity (deficit)

Common stock	463	—	463
Additional paid-in capital	13,711,742	243,255	13,954,997
Shares to be issued	60,000	—	60,000
Deferred compensation	(566,488)	—	(566,488)
Accumulated other comprehensive loss	(5,776)	—	(5,776)
Deficit	(11,715,109)	(9,739,218)	(21,454,327)

Total stockholders’ equity (deficit)	1,484,832	(9,495,963)	(8,011,131)

Total liabilities and stockholders’ equity (deficit)	11,242,589	(9,745,414)	1,497,175

Income statement

	Six months ended June 30, 2013
	As reported $	Adjustment $	As restated $

Revenue	117,800	—	117,800

Cost of sales	112,670	—	112,670

Gross profit	5,130	—	5,130

Expenses

Amortization of intangible assets	250,638	(249,806)	832
Depreciation of property and equipment	329	—	329
General and administrative	470,628	—	470,628
Write-down of intangible asset	—	9,970,020	9,970,020

Total expenses	721,595	9,720,214	10,441,809

Loss before other income (expense)	(716,465)	(9,720,214)	(10,436,679)

Other income (expense)

Accretion of discount on convertible debt	(177,598)	(19,004)	(196,602)
Interest expense	(29,138)	—	(29,138)
Write-off of accounts payable	42,550	—	42,550

Total other income (expense)	(164,186)	(19,004)	(183,190)

Net loss and comprehensive loss for the period	(880,651)	(9,739,218)	(10,619,869)

	Three months ended June 30, 2013
	As reported $	Adjustment $	As restated $

Revenue	117,800	—	117,800

Cost of sales	112,670	—	112,670

Gross profit	5,130	—	5,130

Expenses

Amortization of intangible assets	250,638	(249,881)	757
Depreciation of property and equipment	329	—	329
General and administrative	439,290	—	439,290

Total expenses	690,257	(249,881)	440,376

Loss before other income (expense)	(685,127)	249,881	(435,246)

Other income (expense)

Accretion of discount on convertible debt	(177,598)	(19,004)	(196,602)
Interest expense	(14,478)	—	(14,478)
Write-off of accounts payable	42,550	—	42,550

Total other income (expense)	(149,526)	(19,004)	(168,530)

Net loss and comprehensive loss for the period	(834,653)	230,877	(603,776)